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                   Charles Schwab Investment Management, Inc.
                              101 Montgomery Street
                             San Francisco, CA 94104

March 2, 2006

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   SCHWAB INVESTMENTS (FILE NOS. 33-37459 AND 811-6200)
      Schwab 1000 Fund(R)

      POST-EFFECTIVE AMENDMENT NO. 62
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated February 28, 2006, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Shelley Harding-Riggen
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Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.